Share Based Compensation -the activity for our Incentive Plan (Parenthetical) (Detail) - Two Thousand And Twenty Two Equity Compensation Incentive Plan [Member] - shares		3 Months Ended	12 Months Ended
	Jun. 29, 2022	Sep. 30, 2022	Jun. 30, 2022
Service Based Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation share based award equity instruments other than options granted during the period		101,300	48,800
Service Based Shares [Member] | Director Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation share based award equity instruments other than options granted during the period		35,600
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation share based award equity instruments other than options granted during the period	19,200	63,500	19,200
Minimum [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation share based award equity instruments other than options vesting percentage		0.00%	0.00%
Maximum [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation share based award equity instruments other than options vesting percentage		100.00%	150.00%
Restricted Stock Units (RSUs) [Member] | Service Based Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation share based award equity instruments other than options granted during the period			29,600